Selected cash flow information - Changes in Liabilities and Equity Arising from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Changes in liabilities arising from financing activities [abstract]
Principal paid on lease liabilities	$ (24.7)	$ 0.0	$ 0.0
Settlement of term loan derivative contracts	4.6	0.0	0.0
Acceleration of unamortized costs on term loan extinguishment	7.0	0.0	0.0
IFRS 16 initial application	150.8
Changes in equity arising from financing activities [Roll Forward]
Shareholders’ equity, opening balance	399.1	243.6	146.1
Subordinate voting shares purchased for cancellation	(38.7)	0.0	0.0
Exercise of stock options	2.4	3.1	1.2
Issuance of subordinate voting shares in business combination		1.5
Share purchase charge to retained earnings	38.7
Contributed surplus on exercise of stock options	(2.4)	(3.1)	(1.2)
Shareholders’ equity, closing balance	520.2	399.1	243.6
Short-term borrowings and revolving facility
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	(1.2)
Transaction costs on financing activities	(0.9)
Deferred transaction costs	0.4
Liabilities arising from financing activities at end of period	(1.7)	(1.2)
Revolving facility
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	(1.2)	(1.7)
Deferred transaction costs		0.5
Liabilities arising from financing activities at end of period		(1.2)	(1.7)
Term loan
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	145.2	137.1
Transaction costs on financing activities	(1.4)
Discount	0.1	0.9
Embedded derivative		0.2
Interest rate modification	0.1	1.2
Deferred transaction costs	0.3	0.3
Acceleration of unamortized costs on term loan extinguishment	7.0
Unrealized foreign exchange loss	6.8	5.5
Liabilities arising from financing activities at end of period	158.1	145.2	137.1
Net derivative asset on terminated contracts
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	(5.5)
Settlement of term loan derivative contracts	4.6
Unrealized foreign exchange loss	0.9
Liabilities arising from financing activities at end of period	0.0	(5.5)
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	0.0
Principal paid on lease liabilities	(24.7)
Unrealized foreign exchange loss	4.8
IFRS 16 initial application	150.8
Additions and amendments to lease liabilities	97.0
Liabilities arising from financing activities at end of period	227.9	0.0
Share capital
Changes in equity arising from financing activities [Roll Forward]
Shareholders’ equity, opening balance	112.6	106.1	103.3
Issuance of subordinate voting shares in business combination		1.5
Share purchase charge to retained earnings	1.6
Contributed surplus on exercise of stock options	(3.7)	(5.0)	(2.8)
Shareholders’ equity, closing balance	114.7	112.6	106.1
Retained earnings
Changes in equity arising from financing activities [Roll Forward]
Shareholders’ equity, opening balance	279.7	136.1	40.0
Share purchase charge to retained earnings	37.1
Shareholders’ equity, closing balance	389.4	279.7	136.1
Contributed surplus
Changes in equity arising from financing activities [Roll Forward]
Shareholders’ equity, opening balance	9.2	4.5	4.1
Contributed surplus on exercise of stock options	1.3	1.9	1.6
Shareholders’ equity, closing balance	$ 15.7	$ 9.2	$ 4.5